Capital Stock - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012
Authorized capital stock, common stock	100,000,000	100,000,000
Authorized capital stock, preferred stock	100,000	100,000
Common stock, shares outstanding	53,578,394	53,213,264
Preferred stock, shares outstanding	0	0